Significant events for the years ended December 31, 2021, 2022 and 2023 and subsequent events - For the year ended 2023 (Details)
€ / shares in Units, $ / shares in Units, € in Thousands, $ in Millions
														1 Months Ended	6 Months Ended		12 Months Ended					121 Months Ended
	Nov. 02, 2023 EUR (€)	Oct. 24, 2023 EUR (€) € / shares shares	Oct. 24, 2023 USD ($) shares	Aug. 24, 2023 EUR (€)	Aug. 22, 2023 EUR (€)	Aug. 21, 2023 EUR (€)	Aug. 20, 2023 EUR (€) transaction € / shares	May 24, 2023 € / shares shares	Feb. 22, 2023 EUR (€) € / shares shares	Sep. 07, 2022 EUR (€) € / shares shares	Sep. 02, 2022 EUR (€) transaction € / shares shares	Jul. 30, 2021 EUR (€) € / shares shares	Jul. 27, 2021 EUR (€) € / shares shares	Oct. 31, 2020 shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2023 shares plan € / shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares	Oct. 24, 2023 $ / shares
Disclosure of detailed information about borrowings [line items]
Capital increase from issuance of ordinary shares									€ 130,000	€ 46,231			€ 59,982						€ 353,377	€ 46,231	€ 60,001
Capital increase from issuance of ordinary shares (in shares) | shares		20,325,500	20,325,500						20,000,000	5,530,000		1,964,031	1,964,031						40,325,500	5,530,000	1,964,031
Par value per share (in euro per share) | € / shares		€ 0.01						€ 0.01	€ 0.01	€ 0.01			€ 0.01		€ 0.01	€ 0.01			€ 0.01	€ 0.01	€ 0.01	€ 0.01
Equity issuance, subscripion price per share (in euro per share) | € / shares									€ 6.50	€ 8.36		€ 30.55	€ 30.55
Share issue related cost																			€ 28,111	€ 3,280	€ 4,090
Exercises of share warrants (in shares) | shares														464,309						19,134
Proceeds from borrowings																						€ 125,000
Repayments of convertible loan notes				€ 33,000															27,188	€ 0	0
Capital increases		€ 223,300	$ 235.8																353,377	46,231	69,683	€ 557,200
Capital increases		202,000	212.2
Payments for share issue costs		€ 21,300	$ 23.6																28,111	3,280	4,153
Operating expense																			131,997	69,419	53,361
Forecast | Research and development expenses, Ulcerative Colitis
Disclosure of detailed information about borrowings [line items]
Operating expense																	€ 160,000	$ 168.9
Forecast | Research and development expenses, Crohn's Disease
Disclosure of detailed information about borrowings [line items]
Operating expense																	€ 14,000	$ 14.8
ADS
Disclosure of detailed information about borrowings [line items]
Capital increase from issuance of ordinary shares (in shares) | shares		18,699,460	18,699,460
Number of shares received per ADS (in shares) | shares		1	1
Issue of equity, offering price per share (in dollar/euro per share) | $ / shares																							$ 11.60
Ordinary shares
Disclosure of detailed information about borrowings [line items]
Capital increase from issuance of ordinary shares (in shares) | shares		1,626,040	1,626,040
Issue of equity, offering price per share (in dollar/euro per share) | € / shares		€ 10.9864
AGAs
Disclosure of detailed information about borrowings [line items]
Number of share-based compensation plans issued | plan																5
Number of instruments issued (in shares) | shares															2,601,296	2,601,296
Kreos 1, convertible bond loans, tranche A
Disclosure of detailed information about borrowings [line items]
Number of other share warrants repurchased (in shares) | shares								43,070
Exercises of share warrants (in shares) | shares								67,887
Kreos 1, convertible bond loans, tranche B
Disclosure of detailed information about borrowings [line items]
Number of other share warrants repurchased (in shares) | shares								43,070
Exercises of share warrants (in shares) | shares								31,696
Repayments of convertible loan notes				8,000		€ 7,661
Kreos & Claret financing
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity							€ 75,000
Aggregate exercise price				4,000
Kreos & Claret financing | Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Issuance of other share warrants	€ 4,000
Kreos & Claret financing | Maximum
Disclosure of detailed information about borrowings [line items]
Aggregate exercise price							€ 8,000
Heights convertible notes
Disclosure of detailed information about borrowings [line items]
Equity issuance, subscripion price per share (in euro per share) | € / shares							€ 14.4303
Borrowings, maximum borrowing capacity							€ 75,000
Proceeds from borrowings				35,000
Heights convertible notes | Maximum
Disclosure of detailed information about borrowings [line items]
Equity issuance, subscripion price per share (in euro per share) | € / shares							€ 14.4303
Kreos / Claret convertible notes (OCABSA)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings					€ 25,000
Oceane
Disclosure of detailed information about borrowings [line items]
Capital increase from issuance of ordinary shares (in shares) | shares												1,964,031
Equity issuance, subscripion price per share (in euro per share) | € / shares												€ 30.55
Repayments of convertible loan notes				25,102															25,000
Capital increases												€ 60,000
Kreos & Claret financing and Heights convertible notes
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, net of refinancing of existing indebteness				€ 27,000
Share premium
Disclosure of detailed information about borrowings [line items]
Capital increase from issuance of ordinary shares																			352,974	46,176	59,982
Share issue related cost																			€ 28,111	€ 3,280	€ 4,090
€130.0 million cross-over financing, february 2023
Disclosure of detailed information about borrowings [line items]
Financial agreement, amount									€ 130,000
Capital increase from issuance of ordinary shares									€ 130,000
Capital increase from issuance of ordinary shares (in shares) | shares									20,000,000
Par value per share (in euro per share) | € / shares									€ 0.01
Equity issuance, subscripion price per share (in euro per share) | € / shares									€ 6.50
€130.0 million cross-over financing, february 2023 | Share premium
Disclosure of detailed information about borrowings [line items]
Share issue related cost									€ 6,700
€49.2 million cross-over financing, september 2022
Disclosure of detailed information about borrowings [line items]
Financial agreement, amount											€ 49,200
Capital increase from issuance of ordinary shares (in shares) | shares											5,530,000
Par value per share (in euro per share) | € / shares											€ 0.01
Equity issuance, percentage of current share capital									89.60%		33.00%
Equity issuance, subscripion price per share (in euro per share) | € / shares											€ 8.36
Financial agreement, number of transactions | transaction											2
Capital increases											€ 46,200
€49.2 million cross-over financing, september 2022 | Share premium
Disclosure of detailed information about borrowings [line items]
Share issue related cost											€ 3,300
€150.0 million financing, august 2023
Disclosure of detailed information about borrowings [line items]
Financial agreement, amount							€ 150,000
Financial agreement, number of transactions | transaction							2